Technology and content expense (Tables)	9 Months Ended
Sep. 30, 2020
Technology and content expense
Schedule of Technology and content expense

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Staff Costs - Technology and content	3,197	3,157	10,018	9,562
Technology license and maintenance expenses	3,115	3,827	10,522	9,982
Technology and content expense	6,312	6,984	20,540	19,544